WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 71.1%
COMMUNICATION SERVICES - 5.5%
Entertainment - 1.4%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,390,000	$1,392,141	(a)(b)

Media - 1.3%
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,000,000	1,030,805
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	220,000	223,985	(a)

Total Media				1,254,790

Wireless Telecommunication Services - 2.8%
Sprint Corp., Senior Notes	7.875%	9/15/23	2,520,000	2,724,611	(b)

TOTAL COMMUNICATION SERVICES				5,371,542

CONSUMER DISCRETIONARY - 19.6%
Auto Components - 1.1%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,000,000	1,031,520

Distributors - 1.0%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	868,218	988,788	(a)(c)

Diversified Consumer Services - 1.3%
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,270,000	1,300,956	(a)(b)

Hotels, Restaurants & Leisure - 13.9%
Carnival Corp., Senior Notes	7.625%	3/1/26	150,000	153,272	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	2,000,000	2,073,090	(a)(b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,020,000	2,073,479	(a)
Golden Entertainment Inc., Senior Notes	7.625%	4/15/26	3,290,000	3,421,534	(a)(b)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	3,818,000	3,910,319	(a)(b)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	2,000,000	1,998,110	(a)(b)

Total Hotels, Restaurants & Leisure				13,629,804

Household Durables - 1.2%
CD&R Smokey Buyer Inc., Senior Secured Notes	6.750%	7/15/25	350,000	364,849	(a)
New Home Co. Inc., Senior Notes	7.250%	10/15/25	820,000	831,189	(a)

Total Household Durables				1,196,038

Specialty Retail - 1.1%
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	1,000,000	1,075,345	(a)

TOTAL CONSUMER DISCRETIONARY				19,222,451

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,000,000		$1,140,896

ENERGY - 12.9%
Energy Equipment & Services - 1.3%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,260,000		1,217,273	(a)

Oil, Gas & Consumable Fuels - 11.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	1/15/28	1,990,000		2,032,088	(a)(b)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,650,000		3,664,746	(a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	490,000		512,966	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	50,000		51,608	(a)
CrownRock LP/CrownRock Finance Inc., Senior Notes	5.000%	5/1/29	1,010,000		1,021,070	(a)
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	170,000		174,904	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	5.000%	2/1/28	2,050,000		1,999,478	(a)(b)
Range Resources Corp., Senior Notes	4.750%	2/15/30	350,000		350,226	(a)(d)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	200,000		205,204	(a)
Vesta Energy Corp., Secured Notes, Stepbond (10.000% to 10/15/23 then 11.000%)	10.000%	10/15/25	1,800,000	CAD	1,391,260	(a)

Total Oil, Gas & Consumable Fuels					11,403,550

TOTAL ENERGY					12,620,823

FINANCIALS - 4.0%
Capital Markets - 1.0%
TriplePoint Venture Growth BDC Corp.	4.500%	3/1/26	1,000,000		985,600	(e)(f)
Consumer Finance - 1.8%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	750,000		757,050	(a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	1,000,000		972,010	(a)

Total Consumer Finance					1,729,060

Thrifts & Mortgage Finance - 1.2%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,060,000		1,177,713	(a)

TOTAL FINANCIALS					3,892,373

HEALTH CARE - 4.3%
Health Care Providers & Services - 4.3%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,090,000		1,007,024	(a)
Cano Health LLC, Senior Notes	6.250%	10/1/28	330,000		317,191	(a)

See Notes to Schedule of Investments.

2	Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report

Western Asset Middle Market Income Fund Inc.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - continued
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	450,000	$441,810	(a)(b)
ModivCare Escrow Issuer Inc., Senior Notes	5.000%	10/1/29	1,000,000	970,285	(a)
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,500,000	1,531,927	(a)

Total Health Care				4,268,237

INDUSTRIALS - 13.2%
Airlines - 1.1%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,000,000	1,068,575	(a)

Building Products - 0.5%
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	540,000	514,382	(a)(b)

Commercial Services & Supplies - 2.1%
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	2,090,000	2,030,550	(a)(b)

Construction & Engineering - 2.8%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	620,000	628,423	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,120,000	1,141,067	(a)
VM Consolidated Inc., Senior Notes	5.500%	4/15/29	1,000,000	997,185	(a)(b)

Total Construction & Engineering				2,766,675

Machinery - 2.1%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	280,000	276,223	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	720,000	758,682
TriMas Corp., Senior Notes	4.125%	4/15/29	1,000,000	981,520	(a)

Total Machinery				2,016,425

Professional Services - 0.5%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	460,000	455,759	(a)

Trading Companies & Distributors - 3.1%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,890,000	1,921,072	(a)
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	200,000	193,273	(a)(b)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,000,000	975,580

Total Trading Companies & Distributors				3,089,925

Transportation Infrastructure - 1.0%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,000,000	977,600	(a)

TOTAL INDUSTRIALS				12,919,891

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.3%
IT Services - 0.5%
CPI CG Inc., Senior Secured Notes	8.625%	3/15/26	500,000	$513,027	(a)(b)

Software - 0.8%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	320,000	307,517	(a)
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	530,000	497,670
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	4,174,495	0	*(c)(e)(f)(g)(h)

Total Software				805,187

TOTAL INFORMATION TECHNOLOGY				1,318,214

MATERIALS - 1.9%
Metals & Mining - 1.9%
Coeur Mining Inc., Senior Notes	5.125%	2/15/29	1,000,000	955,315	(a)
Mountain Province Diamonds Inc., Secured Notes	8.000%	12/15/22	1,000,000	951,270	(a)

TOTAL MATERIALS				1,906,585

REAL ESTATE - 7.2%
Real Estate Management & Development - 7.2%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	3,030,000	3,129,460	(a)(b)
Kennedy-Wilson Inc., Senior Notes	4.750%	3/1/29	4,000,000	3,978,820	(b)

TOTAL REAL ESTATE				7,108,280

TOTAL CORPORATE BONDS & NOTES (Cost - $73,186,565)				69,769,292

SENIOR LOANS - 42.6%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.0%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	992,500	993,537	(i)(j)(k)

Entertainment - 1.5%
Allen Media LLC, Term Loan B (3 mo. USD LIBOR + 5.500%)	5.632%	2/10/27	1,473,513	1,471,488	(i)(j)(k)

TOTAL COMMUNICATION SERVICES				2,465,025

CONSUMER DISCRETIONARY - 5.2%
Auto Components - 1.0%
Autokiniton US Holdings Inc., Closing Date Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 4.500%)	5.000%	4/6/28	995,000	996,990	(i)(j)(k)

See Notes to Schedule of Investments.

4	Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - 0.3%
American Trailer World Corp., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/3/28	247,500	$246,650	(i)(j)(k)

Diversified Consumer Services - 1.0%
Lakeshore Learning Materials, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	9/29/28	1,000,000	999,380	(i)(j)(k)

Hotels, Restaurants & Leisure - 1.0%
Pacific Bells LLC, Delayed Draw Term Loan	—	11/10/28	10,309	10,338	(l)
Pacific Bells LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 4.500%)	5.000%	11/10/28	989,691	992,477	(i)(j)(k)

Total Hotels, Restaurants & Leisure				1,002,815

Specialty Retail - 1.9%
ALCV Purchaser Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 6.750%)	7.750%	2/26/26	875,000	875,000	(f)(i)(j)(k)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	11/2/27	990,000	989,688	(i)(j)(k)

Total Specialty Retail				1,864,688

TOTAL CONSUMER DISCRETIONARY				5,110,523

CONSUMER STAPLES - 2.6%
Food Products - 2.6%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	7.855%	10/1/26	2,720,000	2,577,200	(f)(i)(j)(k)

FINANCIALS - 9.1%
Capital Markets - 2.0%
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	967,687	968,200	(i)(j)(k)
Cowen Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/24/28	990,000	990,000	(f)(i)(j)(k)

Total Capital Markets				1,958,200

Insurance - 6.1%
AIS Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.000%)	5.299%	8/15/25	2,877,437	2,834,275	(f)(i)(j)(k)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - continued
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.104%	3/18/27	2,019,582	$2,018,573	(i)(j)(k)
Baldwin Risk Partners LLC, Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	10/14/27	1,089,015	1,086,978	(i)(j)(k)

Total Insurance				5,939,826

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/11/28	992,500	986,297	(f)(i)(j)(k)

TOTAL FINANCIALS				8,884,323

HEALTH CARE - 4.3%
Health Care Equipment & Supplies - 1.0%
Insulet Corp., Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/28/28	995,000	996,866	(i)(j)(k)

Health Care Providers & Services - 2.3%
Agiliti Health Inc., Term Loan (1 mo. USD LIBOR + 2.750%)	2.875%	1/4/26	370,549	369,622	(f)(i)(j)(k)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.974%	2/18/27	1,869,561	1,866,290	(i)(j)(k)

Total Health Care Providers & Services				2,235,912

Health Care Technology - 1.0%
Virgin Pulse Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	4/6/28	997,500	988,273	(i)(j)(k)

TOTAL HEALTH CARE				4,221,051

INDUSTRIALS - 5.4%
Aerospace & Defense - 0.5%
WP CPP Holdings LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/30/25	491,483	482,022	(i)(j)(k)

Building Products - 2.0%
CP Atlas Buyer Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	11/23/27	992,565	989,960	(i)(j)(k)
Potters Industries LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	12/14/27	992,500	996,222	(i)(j)(k)

Total Building Products				1,986,182

See Notes to Schedule of Investments.

6	Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 2.9%
KC Culinarte Intermediate LLC, First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	8/25/25	1,944,675	$1,850,485	(i)(j)(k)
LTR Intermediate Holdings Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	5/5/28	995,000	997,487	(f)(i)(j)(k)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.105%	5/14/26	29,547	29,502	(i)(j)(k)

Total Commercial Services & Supplies				2,877,474

TOTAL INDUSTRIALS				5,345,678

INFORMATION TECHNOLOGY - 12.3%
IT Services - 7.5%
Access CIG LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.750%)	7.852%	2/27/26	3,470,984	3,472,078	(i)(j)(k)
Project Alpha Intermediate Holding Inc., 2021 Refinancing Term Loan (3 mo. USD LIBOR + 4.000%)	4.300%	4/26/24	2,898,640	2,901,900	(i)(j)(k)
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	997,500	930,169	(i)(j)(k)

Total IT Services				7,304,147

Software - 4.8%
AQA Acquisition Holding Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 4.250%)	4.750%	3/3/28	995,000	1,002,049	(i)(j)(k)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.105%	10/16/26	1,994,475	1,997,477	(i)(j)(k)
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	1,736,875	1,742,737	(i)(j)(k)

Total Software				4,742,263

TOTAL INFORMATION TECHNOLOGY				12,046,410

MATERIALS - 1.2%
Metals & Mining - 0.7%
Arctic Canadian Diamond Co. Ltd., First Lien Term Loan A2 (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	12/31/24	666,667	669,671	(e)(f)(i)(j)(k)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	January 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/20/28	497,500	$495,634	(i)(j)(k)

TOTAL MATERIALS				1,165,305

TOTAL SENIOR LOANS (Cost - $41,951,788)				41,815,515

			Shares
COMMON STOCKS - 2.3%
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Oasis Petroleum Inc.			8,804	1,192,326	(b)

HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
Option Care Health Inc.			44,396	1,037,534	*

TOTAL COMMON STOCKS (Cost - $1,597,962)				2,229,860

	Rate
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Capital Markets - 0.5%
B Riley Financial Inc. (Cost - $500,000)	6.000%		20,000	500,200	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $117,236,315)				114,314,867

SHORT-TERM INVESTMENTS - 2.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,533,378)	0.010%		2,533,378	2,533,378	(m)

TOTAL INVESTMENTS - 119.1% (Cost - $119,769,693)				116,848,245
Liabilities in Excess of Other Assets - (19.1)%				(18,736,705)

TOTAL NET ASSETS - 100.0%				$98,111,540

See Notes to Schedule of Investments.

8	Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	January 31, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	The coupon payment on this security is currently in default as of January 31, 2022.

(h)	Value is less than $1.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(l)	All or a portion of this loan is unfunded as of January 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $2,533,378 and the cost was $2,533,378 (Note 2).

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CPI	— Consumer Price Index
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2022 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Income Fund Inc. (the “Fund”) was incorporated in Maryland on June 29, 2011 and is registered as a non-diversified, limited-term closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 2014. The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings and any preferred stock that may be outstanding) in securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 30, 2022. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

11

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$2,906,773	$985,600		$3,892,373
Information Technology	—	1,318,214	0	*	1,318,214
Other Corporate Bonds & Notes	—	64,558,705	—		64,558,705
Senior Loans:
Consumer Discretionary	—	4,235,523	875,000		5,110,523
Consumer Staples	—	—	2,577,200		2,577,200
Financials	—	4,073,751	4,810,572		8,884,323
Health Care	—	3,851,429	369,622		4,221,051
Industrials	—	4,348,191	997,487		5,345,678
Materials	—	495,634	669,671		1,165,305
Other Senior Loans	—	14,511,435	—		14,511,435
Common Stocks	$2,229,860	—	—		2,229,860
Preferred Stocks	500,200	—	—		500,200

Total Long-Term Investments	2,730,060	100,299,655	11,285,152		114,314,867

Short-Term Investments†	2,533,378	—	—		2,533,378

Total Investments	$5,263,438	$100,299,655	$11,285,152		$116,848,245

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2021		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	$976,900		—	—	$8,700	—
Information Technology	0	*	—	—	—	—
Materials	0	*	—	$(1,151,780)	1,151,780	—
Senior Loans:
Communication Services	295,236		$93	903	(2,100)	—
Consumer Discretionary	995,000		1,892	1,694	1,414	—
Consumer Staples	—		—	—	—	—
Financials	8,170,905		3,652	(389)	17,212	—
Health Care	2,613,256		5,343	23,215	(17,468)	—
Industrials	1,998,750		1,738	115	5,606	—
Information Technology	4,066,067		(1,303)	(18,873)	(8,415)	—
Materials	1,498,450		482	23	2,183	—

Total	$20,614,564		$11,897	$(1,145,092)	$1,158,912	—

13

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of January 31, 2022		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2022[1]
Corporate Bonds & Notes:
Financials	—	—	—	$985,600		$8,700
Information Technology	—	—	—	0	*	—
Materials	$(0)*	—	—	—		—
Senior Loans:
Communication Services	(294,132)	—	—	—		—
Consumer Discretionary	(125,000)	—	—	875,000		1,414
Consumer Staples	—	$2,577,200	—	2,577,200		—
Financials	(1,362,235)	—	$(2,018,573)	4,810,572		39,099
Health Care	(1,257,858)	—	(996,866)	369,622		(3,385)
Industrials	(12,500)	—	(996,222)	997,487		5,378
Information Technology	(565,399)	—	(3,472,077)	—		—
Materials	(335,833)	—	(495,634)	669,671		3,304

Total	$(3,952,957)	$2,577,200	$(7,979,372)	$11,285,152		$54,510

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 1/31/22 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Value, Range/Weighted Average	Impact to Valuation from an Increase in Input*
Senior Loans	$669.7	Discounted Cash Flow Method	Discount Rate	9.35%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

14

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

		Purchased		Sold
	Affiliate Value at April 30, 2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$32,492,312	32,492,312	$29,958,934	29,958,934

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$322	—	$2,533,378

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